Material accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Notes and other explanatory information [abstract]
Other reserves	$ 1,376	$ 1,376
Transaction costs	3,882
Service fees expensed	7,549
Other payables - related parties	$ 5,551	$ 5,551